Consolidated Statements of Changes in Shareholders’ Equity - USD ($)		Ordinary shares		Additional paid-in capital	Statutory reserve	Retained earnings	Accumulated other comprehensive loss	Total
Balance at Sep. 30, 2020		$ 50,000		$ 3,679,000	$ 2,439,535	$ 13,738,979	$ 895,390	$ 20,802,904
Balance (in Shares) at Sep. 30, 2020	[1]	2,666,667
Issuance of ordinary shares and additional shares under overallotment option in initial public offerings, gross		$ 17,969		28,732,031				28,750,000
Issuance of ordinary shares and additional shares under overallotment option in initial public offerings, gross (in Shares)	[1]	958,333
Capitalized initial public offering costs				(3,131,872)				(3,131,872)
Net Income (loss)						11,319,952		11,319,952
Foreign currency translation adjustment							1,193,369	1,193,369
Balance at Sep. 30, 2021		$ 67,969		29,279,159	2,439,535	25,058,931	2,088,759	58,934,353
Balance (in Shares) at Sep. 30, 2021	[1]	3,625,000
Net Income (loss)						(8,736,566)		(8,736,566)
Foreign currency translation adjustment							(3,755,464)	(3,755,464)
Balance at Sep. 30, 2022		$ 67,969		29,279,159	2,439,535	16,322,365	(1,666,705)	$ 46,442,323
Balance (in Shares) at Sep. 30, 2022		3,625,000	[1]					3,625,000	[2]
Net Income (loss)						(6,163,061)		$ (6,163,061)
Foreign currency translation adjustment							(746,561)	(746,561)
Balance at Sep. 30, 2023		$ 67,969		$ 29,279,159	$ 2,439,535	$ 10,159,304	$ (2,413,266)	$ 39,532,701
Balance (in Shares) at Sep. 30, 2023		3,625,000	[1]					3,625,000	[2]

[1]	Retrospectively restated for effect of 6-for-1 share consolidation.
[2]	Retrospectively restated for effect of 6-for-1 share consolidation.